STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 3,596,895	$ 3,548,394	$ 3,841,585
EXPENSES
Charges for mortality and expense risk, and for administration	481,386	478,481	481,549
NET INVESTMENT INCOME	3,115,509	3,069,913	3,360,036
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	872,569	2,653,031	1,727,205
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	0	(711,130)	(136,991)
NET GAIN (LOSS) ON INVESTMENTS	872,569	1,941,901	1,590,214
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,988,078	$ 5,011,814	$ 4,950,250